Share capital - Summary of Issued Share Capital (Parenthetical) (Detail) ₨ / shares in Units, ₨ in Millions		5 Months Ended	12 Months Ended
	Aug. 23, 2021 shares	Aug. 23, 2021 INR (₨)	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 $ / shares
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share issue related cost			₨ 3,660
ReNew Power Private Limited
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Deemed number of shares issued by acquiree | shares	127,381,626
Ordinary shares
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Derecognition of Compulsorily convertible preference shares classified as financial liability		₨ 27,665
Par or nominal value per share | $ / shares				$ 0.01
Ordinary shares | RPPL
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share exchange ratio | shares	0.8289
Ordinary shares | ReNew Power Private Limited
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Deemed number of shares issued by acquiree | shares	127,381,626
Par or nominal value per share | ₨ / shares			₨ 10
Ordinary shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share issue related cost		3,660
Convertible preference shares converted to equity		445
Ordinary shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Convertible preference shares converted to equity		₨ 27,220